Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31,
	2017	2018
Original amounts:

Capitalized software costs	$75,126	$78,793
Customer relationships	56,296	54,850
Backlog and non-compete agreement	2,712	2,712
Acquired technology	13,087	12,722

	147,221	149,077
Accumulated amortization:

Capitalized software costs	61,834	66,123
Customer relationships	27,967	33,578
Backlog and non-compete agreement	2,486	2,674
Acquired technology	3,923	5,223

	96,210	107,598

Intangible assets, net	$51,011	$41,479

Schedule of estimated future amortization expense of intangible assets
2019	$10,323
2020	8,572
2021	7,057
2022	4,749
2023	3,546
2024 and thereafter	7,232

$41,479